Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of accounts receivable [line items]
Accounts receivable	€ 7,568	€ 7,491	[1]	€ 7,937	[1]
Gross value
Disclosure of accounts receivable [line items]
Accounts receivable	7,705	7,633		8,090
Allowances
Disclosure of accounts receivable [line items]
Accounts receivable	€ 137	€ 142		€ 153

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.